STOCKHOLDERS' EQUITY (Details 2) - Common Stock Warrants [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Warrants Outstanding, Number of Warrants		272,000
Warrants Outstanding, Weighted Average Exercise Price Per Share		$ 2.00
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)		3 years 10 months 24 days
Warrants Outstanding, Aggregate Intrinsic Value
Exercisable Warrants, Number of Warrants		272,000
Exercisable Warrants, Weighted Average Exercise Price Per Share		$ 2.00
Exercisable Warrants, Weighted Average Remaining Contractual Life (Years)		3 years 10 months 24 days
Exercisable Warrants, Aggregate Intrinsic Value
Exercise Price 2.00 [Member]
Warrants Outstanding, Number of Warrants	272,000	272,000
Warrants Outstanding, Weighted Average Exercise Price Per Share	$ 2.00	$ 2.00
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	3 years 7 months 24 days	3 years 10 months 24 days
Warrants Outstanding, Aggregate Intrinsic Value
Exercisable Warrants, Number of Warrants	272,000	272,000
Exercisable Warrants, Weighted Average Exercise Price Per Share	$ 2.00	$ 2.00
Exercisable Warrants, Weighted Average Remaining Contractual Life (Years)	3 years 7 months 24 days	3 years 10 months 24 days
Exercisable Warrants, Aggregate Intrinsic Value